Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Stock price	$ 2.40
Forfeiture rate	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	89.00%
Expected Term	4 years
Risk-free interest rate	0.77%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	96.00%
Expected Term	6 years
Risk-free interest rate	1.35%